Other Noncurrent Assets (Details) - Schedule of Amortizations of the Prepayment for Lease of Land Use Right	Mar. 31, 2024 USD ($)
Schedule of Amortizations of the Prepayment for Lease of Land Use Right [Abstract]
2024	$ 18,477
2025	18,477
2026	18,477
2027	18,477
2028	18,477
Thereafter	$ 547,029